Significant Accounting Policies - Acquired intangibles (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Finite Lived Intangible Assets
Intangible assets useful life	1 year
Minimum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	7 years
Minimum | Patents
Finite Lived Intangible Assets
Intangible assets useful life	5 years
Minimum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	2 years
Minimum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life	3 years
Minimum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	2 years
Maximum
Finite Lived Intangible Assets
Intangible assets useful life	20 years
Maximum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	17 years
Maximum | Patents
Finite Lived Intangible Assets
Intangible assets useful life	13 years
Maximum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	15 years
Maximum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life	20 years
Maximum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life	10 years